SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2021
SHARE-BASED COMPENSATION
Schedule of aggregate number of shares

Maximum
aggregate
number of
shares
2011 Plan	110,014,158
2016 Plan	53,596,236
2018 Plan	107,100,000
2021 Plan	56,000,000

Summary of information with respect to share options outstanding

	Options outstanding				Options exercisable
		Weighted				Weighted
		average	Weighted	Weighted		average	Weighted	Weighted
		remaining	average	average		remaining	average	average
	Number	contractual	exercise	intrinsic	Number of	contractual	exercise	intrinsic
Range of exercise prices	outstanding	life	price	value	exercisable	life	price	value
$0.01	112,526,121	2.61	$0.01	$14.67	110,869,290	2.58	$0.01	$14.67
	112,526,121			$14.67	110,869,290			$14.67

	Options outstanding				Options exercisable
		Weighted				Weighted
		average	Weighted	Weighted		average	Weighted	Weighted
		remaining	average	average		remaining	average	average
Range of	Number	contractual	exercise	intrinsic	Number of	contractual	exercise	intrinsic
exercise prices	outstanding	life	price	value	exercisable	life	price	value
$0.03	6,738,000	8.53	$0.03	$0.29	4,368,218	8.53	$0.03	$0.29
	6,738,000			$0.29	4,368,218			$0.29

	Options outstanding				Options exercisable
		Weighted				Weighted
		average	Weighted	Weighted		average	Weighted	Weighted
		remaining	average	average		remaining	average	average
Range of	Number	contractual	exercise	intrinsic	Number of	contractual	exercise	intrinsic
exercise prices	outstanding	life	price	value	exercisable	life	price	value
$0.02	6,733,000	8.53	$0.02	$0.53	4,506,064	8.53	$0.02	$0.53
	6,733,000			$0.53	4,506,064			$0.53

Summary of the activity of the stock options granted

		Weighted
		average
	Number of	exercise
	shares	price
Balance, December 31, 2020	138,724,521	$0.01

Exercised	(24,518,970)	$0.01
Forfeited	(1,679,430)	$0.01

Balance, December 31, 2021	112,526,121	$0.01

Exercisable, December 31, 2021	110,869,290	$0.01

Expected to vest, December 31, 2021	1,656,831	$0.01

		Weighted	Weighted
		average	average
	Number of	exercise	grant date
	shares	price	fair value
Balance, December 31, 2020	8,301,000	$0.03	$0.02
Granted	—	$—	$—
Forfeited	(1,563,000)	$0.03	$0.02
Balance, December 31, 2021	6,738,000	$0.03	$0.02
Exercisable, December 31, 2021	4,368,218	$0.03
Expected to vest, December 31, 2021	2,369,782	$0.03

		Weighted	Weighted
		average	average
	Number of	exercise	grant date
	shares	price	fair value
Balance, December 31, 2020	6,806,000	$0.02	$0.02
Granted	—	$—	$—
Forfeited	(73,000)	$0.02	$0.01
Balance, December 31, 2021	6,733,000	$0.02	$0.01
Exercisable, December 31, 2021	4,506,064	$0.02
Expected to vest, December 31, 2021	2,226,936	$0.02

Summary of the nonvested restricted shares activity

		Weighted
	Weighted	average fair
	number of	value
	nonvested	per ordinary
	restricted	share at the
	shares	grant dates
Outstanding as of December 31, 2020	78,195,091	$0.12

Granted	—	$—
Vested	(21,970,935)	$0.15
Forfeited	(7,863,152)	$0.09

Outstanding as of December 31, 2021	48,361,004	$0.12

Share-based compensation attributable to selling and marketing, research and development and general and administrative expenses of the discontinued operations

	For the Years ended December 31,
	2019	2020	2021

Selling and marketing	$524	$185	$50
Research and development	1,118	990	510
General and administrative	6,938	14,145	7,909
Total share-based compensation expense	$8,580	$15,320	$8,469